INVESTMENTS IN ASSOCIATES AND JOINT VENTURES - Voting Right Percentage (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of associates [line items]
Book value	$ 1,419,296	$ 1,170,435
Gas Natural de Lima y Callao S.A. - Calidda [member]
Disclosure of associates [line items]
Ownership interest	40.00%	40.00%
Book value	$ 768,953	$ 568,035
Gases del Caribe S.A. E.S.P. [member]
Disclosure of associates [line items]
Ownership interest	31.00%	31.00%
Book value	$ 313,968	$ 305,456
Credibanco S.A. [member]
Disclosure of associates [line items]
Ownership interest	25.00%	25.00%
Book value	$ 205,604	$ 200,824
Redeban Multicolor S.A. [member]
Disclosure of associates [line items]
Ownership interest	20.00%	20.00%
Book value	$ 33,183	$ 22,801
A.C.H Colombia S.A. [member]
Disclosure of associates [line items]
Ownership interest	34.00%	34.00%
Book value	$ 32,134	$ 36,427
Aerocali S.A. [member]
Disclosure of associates [line items]
Ownership interest	50.00%	50.00%
Book value	$ 30,499	$ 8,852
Colombiana de Extrusion S.A. Extrucol [member]
Disclosure of associates [line items]
Ownership interest	30.00%	30.00%
Book value	$ 12,321	$ 12,966
ADL Digital Lab SAS [member]
Disclosure of associates [line items]
Ownership interest	34.00%	34.00%
Book value	$ 8,439	$ 4,014
Servicios de Identidad Digital S.A.S [member]
Disclosure of associates [line items]
Ownership interest	33.00%	33.00%
Book value	$ 7,050	$ 3,989
Energia Eficiente S.A. [member]
Disclosure of associates [line items]
Ownership interest	33.00%	33.00%
Book value	$ 4,136	$ 4,307
Metrex S.A. [member]
Disclosure of associates [line items]
Ownership interest	18.00%	18.00%
Book value	$ 2,596	$ 2,166
Concentra Inteligencia en Energia S.A.S. [member]
Disclosure of associates [line items]
Ownership interest	24.00%	24.00%
Book value	$ 413	$ 598